Segment Reporting (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 China [Member] CNY	Jun. 30, 2012 China [Member] USD ($)	Jun. 30, 2012 China [Member] CNY	Dec. 31, 2010 China [Member] CNY	Dec. 31, 2009 China [Member] CNY	Jun. 30, 2011 New Zealand [Member] CNY	Jun. 30, 2012 New Zealand [Member] USD ($)	Jun. 30, 2012 New Zealand [Member] CNY	Dec. 31, 2010 New Zealand [Member] CNY	Dec. 31, 2009 New Zealand [Member] CNY	Jun. 30, 2011 Australia [Member] CNY	Jun. 30, 2012 Australia [Member] USD ($)	Jun. 30, 2012 Australia [Member] CNY	Dec. 31, 2010 Australia [Member] CNY	Dec. 31, 2009 Australia [Member] CNY	Jun. 30, 2011 South America [Member] CNY	Jun. 30, 2012 South America [Member] USD ($)	Jun. 30, 2012 South America [Member] CNY	Dec. 31, 2010 South America [Member] CNY	Dec. 31, 2009 South America [Member] CNY	Jun. 30, 2011 United Kingdom [Member] CNY	Jun. 30, 2012 United Kingdom [Member] USD ($)	Jun. 30, 2012 United Kingdom [Member] CNY	Dec. 31, 2010 United Kingdom [Member] CNY	Dec. 31, 2009 United Kingdom [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	60,829 [1]	$ 8,307	52,772	29,022	3,013	798,541 [1]	$ 922,640	5,861,534	0	0	61,385 [1]	$ 63,770	405,133	0	0	104,326 [1]	$ 94,045	597,469	0	0	1,087 [1]	$ 299	1,899	0	0
Long-Lived Assets	1,011,872	$ 162,798	1,034,255	1,016,357		448,189	$ 71,452	453,937	1,016,357		418,290	$ 69,746	443,095			122,883	$ 14,715	93,485			21,058	$ 6,885	43,738			1,453	$ 0	0

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.